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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

 1.     Name and address of issuer: Thrivent Variable Annuity Account II
                                    625 Fourth Avenue South
                                    Minneapolis, MN 55415
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 2.     Name of each series or class of securities for which this Form is filed
        (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

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 3.     Investment Company Act File Number: 811-09225

        Securities Act File Number 333-71853

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 4(a).  Last day of fiscal for which this notice is filed:  12/31/2012


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 4(b).  [_]  Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

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
 5.     Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during
                the fiscal year pursuant to
                Rule 24f-2 (from Item 10):              $5,136,359
                                                        -------------
        (ii)    Aggregate price of
                securities redeemed or
                repurchased during the fiscal
                year:                                   $13,865,085
                                                        -------------
        (iii)   Aggregate price of
                securities redeemed
                or repurchased during any
                prior fiscal year ending
                no earlier than October 11,
                1995, that were
                not previously used to reduce
                registration fees payable
                to the Commission:                      $40,216,973
                                                        -------------
        (iv)    Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                $54,082,058
                                                        -------------
        (v)     Net sales-if Item 5(i) is
                greater than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                             ($48,945,699)
                                                        -------------

        --------------------------------------------------------------
        (vi)    Redemption credits available
                for use in future years-if
                Item 5(i) is less than Item
                5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                        ($48,945,699)
                                                        -------------
        --------------------------------------------------------------

        (vii)   Multiplier for determining
                registration fee (See
                Instruction C.9):                       X    .0001364
                                                        -------------
        (viii)  Registration fee due
                [multiply Item 5(v) by Item
                5(vii)] enter "0" if no fee
                is due):                                =    $0.00
                                                        =============
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 6.     If the response to Item 5(i) was determined by deducting
        an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
        24e-2], then report the amount of securities (number of
        shares or other units) deducted here:                 .
        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that
        are available for use by the issuer in future years, then
        state that number here:                 .

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 7.     Interest due-if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):
                                                        +    $0
                                                        -------------
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 8.     Total of the amount of registration fee due plus any
        interest due [line 5(viii) plus line 7]
                                                        =    $0.00
                                                        =============
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 9.     Date the registration fee and any interest payment
        was sent to the Commission's lockbox depository:

                CIK number designated to
                receive payment:

                Method of Delivery:

                              [_] Wire Transfer
                              [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)      THRIVENT FINANCIAL FOR LUTHERANS, DEPOSITOR

                               /s/ James M. Odland
                               -------------------------------------------------
                               James M. Odland
                               Vice President

                    Date       March 14, 2013

 * Please print the name and title of the signing officer below the signature.

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